UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

SEC FILE NUMBER
1-36521

CUSIP NUMBER
H84689100

(Check one):	☒Form 10-K	□Form 20-F	□Form 11-K	□Form 10-Q	□Form 10-D	□Form N-SAR
□Form N-CSR

For Period Ended: December 31, 2015
□Transition Report on Form 10-K
□Transition Report on Form 20-F
□Transition Report on Form 11-K
□Transition Report on Form 10-Q
□Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

TCP International Holdings Ltd.
Full Name of Registrant

N/A
Former Name if Applicable

Alte Steinhauserstrasse 1
Address of Principal Executive Office (Street and Number)

6330 Cham, Switzerland
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

(a) The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
□
(b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.
PART III — NARRATIVE
State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.
The Registrant could not complete the filing of its Annual Report on Form 10-K within the initially prescribed time period due to an ongoing Audit Committee investigation, which was previously disclosed in the Registrant's Current Report on Form 8-K filed on November 5, 2015.  The Audit Committee of TCP’s Board of Directors is conducting an internal investigation concerning the scope and propriety of payments made by its Chairman with his personal funds relating to TCP’s business. The Audit Committee also is investigating whether relationships exist between its Chairman and Vice-Chairman and certain vendors.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Brian Catlett	330	954-7357
(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed ? If answer is no, identify report(s).        □Yes    ☒No

The Registrant's Quarterly Report on Form 10-Q for the period ended September 30, 2015.

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☒Yes    □No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.
Unaudited preliminary financial results for the year ended December 31, 2015, are expected to include revenues within the range of $394 million to $398 million, income before income taxes within the range of $0 million to $2 million, and diluted loss per share within the range of $(0.07) to $(0.03) per share. Revenue decreased for the year primarily due to lower sales of CFL products resulting from lower demand in North America and Asia. Cash and cash equivalents are expected to be approximately $42 million and short-term loans and current portion of long-term debt are expected to be approximately $66 million at December 31, 2015. Based upon the investigative procedures to date, the Registrant has not identified any material adjustments to its financial results. However, the investigation is still ongoing and there can be no assurance that material adjustments to previously issued financial statements or these preliminary results will not be required.
Certain statements in this Form 12b-25 may constitute forward looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934, including those related to the timing and outcome of the Registrant's Audit Committee investigation. Actual results may differ materially from those implied by such forward-looking statements, which are made only as of the date of this filing, due to, among other reasons, ancillary or unforeseen implications of the Registrant's Audit Committee investigation. The Registrant expressly disclaims any obligation or undertaking to update such forward-looking statements, except as required by law.

TCP International Holdings Ltd.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 1, 2016	By:	/s/ Brian Catlett
Brian Catlett Chief Financial Officer and Treasurer